Related Parties - Summary of Transactions with Equity-Accounted Investee and Its Subsidiaries (Detail) - Holiday IQ Pte Ltd and Subsidiaries [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Transactions
Revenue from air ticketing	$ 38	$ 36	$ 27
Services received		75	$ 34
Balance Outstanding
Trade and other receivables/(contract liability)	$ (2)	$ 10